Common Stock and Additional Paid-in Capital - Vested and Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of non vested shares
Balance	239,867	73,500
Granted	656,650	342,400
Forfeited	(78,576)	(15,900)
Vested	(205,143)	(160,133)
Balance	612,798	239,867
Weighted average grant date fair value per non vested shares
Balance	$ 17.15	$ 16.40
Granted	$ 13.76	$ 17.19
Forfeited	$ 16.93	$ 16.9
Vested	$ 17.31	$ 16.92
Balance	$ 13.49	$ 17.15
Number of vested shares
Balance	162,633	2,500
Granted and vested	111,585	117,133
Non vested shares granted in prior years and vested in 2013 and 2014 respectively	93,558	43,000
Granted and vested shares in prior years, but cancelled during 2014	(58,324)
Balance	309,452	162,633
Weighted average grant date fair value per vested shares
Balance	$ 16.90	$ 16.50
Granted and vested	$ 17.39	$ 17.18
Non vested shares granted in prior years and vested 2013 and 2014 respectively	$ 17.2	$ 16.16
Granted and vested shares in prior years,but cancelled during 2014	$ 16.63
Balance	$ 17.22	$ 16.90